UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)		Dec. 31, 2022	Mar. 31, 2022
Current assets
Cash and cash equivalents		$ 1,537,609	$ 1,185,221
Accounts receivable, net, current portion		204,763	418,022
Accounts receivable, a related party		9,816	0
Inventories		0	286,488
Finance lease receivables, net, current portion		170,337	314,264
Prepayments, other receivables and other assets, net		1,362,817	2,713,208
Due from related parties, current portion, net		659,299	682,335
Total current assets		3,944,641	5,599,538
Current assets - discontinued operations			0
Property and equipment, net		3,530,196	5,658,773
Other assets
Operating lease right-of-use assets, net		174,262	109,621
Operating lease right-of-use assets, net, related parties		139,787	515,906
Financing lease right-of-use assets, net		690,365	305,933
Intangible assets, net		819,671	959,551
Accounts receivable, net, noncurrent		0	69
Finance lease receivables, net, noncurrent		50,205	92,980
Due from a related party, noncurrent		5,351,735	6,635,746
Other non-current assets		837,731	0
Total other assets		8,063,756	8,619,806
Goodwill			0
Other assets - discontinued operations			0
Total assets		15,538,593	19,878,117
Current liabilities
Borrowings from a financial institution		22,857	145,542
Accounts payable		61,090	14,446
Advances from customers		120,871	120,629
Accrued expenses and other liabilities		2,715,209	2,444,367
Due to related parties and affiliates		117,237	11,682
Operating lease liabilities		104,075	50,177
Operating lease liabilities - related parties		163,558	330,781
Financing lease liabilities		402,526	304,557
Derivative liabilities		572,021	2,215,204
Current liabilities - discontinued operations		485,736	528,426
Total current liabilities		4,765,180	6,165,811
Other liabilities
Operating lease liabilities, non-current		97,350	47,910
Operating lease liabilities, non-current - related parties		52,205	226,896
Financing lease liabilities, non-current		289,358	1,376
Deferred tax liability		42,746	46,386
Total other liabilities		481,659	322,568
Other liabilities discontinued operations			0
Total liabilities		5,246,839	6,488,379
Commitments and contingencies
Mezzanine Equity
Series A convertible preferred stock (par value $1,000 per share, 5,000 shares authorized; 1,741 and 5,000 shares issued and outstanding at December 31, 2022 and March 31, 2022, respectively)		285,802	820,799
Stockholders' equity
Common stock (par value $0.0001 per share, 10,000,000 shares authorized; 7,693,040 and 6,186,783 shares issued and outstanding at December 31, 2022 and March 31, 2022, respectively) *	[1]	782	630
Additional paid-in capital		43,339,412	42,803,033
Accumulated deficit		(36,323,523)	(34,601,545)
Accumulated other comprehensive loss		(1,327,692)	(109,454)
Total Senmiao Technology Limited stockholders' equity		5,688,979	8,092,664
Non-controlling interests		4,316,973	4,476,275
Total equity		10,005,952	12,568,939
Total liabilities, mezzanine equity and equity		$ 15,538,593	$ 19,878,117

[1]	Giving retroactive effect to the 1-for-10 reverse stock split effected on April 6, 2022